RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of related parties	Relationship
Peter Luo	Chairman, Chief Executive Officer and a principal shareholder of the Company
Certain senior management personnel	Management and ordinary shareholders of the Company
WuXi AppTec Co., Ltd. (“WuXi AppTec Group”)	A principal shareholder of the Company
WuXi Biologics (Cayman) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Company

b)	The Group had the following related party balances as of December 31, 2024 and June 30, 2025:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
WuXi AppTec Group	5,304	1,443
Certain senior management personnel	3,005	1,006
Total amounts due from related parties	8,309	2,449

As of December 31, 2024 and June 30, 2025, the amounts due from related parties mainly represented prepayments made for the CRO and CDMO services.

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
WuXi Biologics (Cayman) Inc.	12,598,836	13,787,167
WuXi AppTec Group	589,130	660,232
Certain senior management personnel.	—	1,006
Total amounts due to related parties	13,187,966	14,448,405

As of December 31, 2024 and June 30, 2025, the amounts due to related parties mainly represented payables for the CRO and CDMO services.

c)	The Group had the following related party transactions during the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
WuXi Biologics (Cayman) Inc.	715,995	1,123,145
WuXi AppTec Group	244,590	128,133
Certain senior management personnel	6,080	6,013
	966,665	1,257,291

For the six months ended June 30, 2024 and 2025, the transactions with related parties mainly represented expenses incurred for receipt of CRO and CDMO services.